Related Party Transactions (Details) - USD ($)							1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 10, 2024	Apr. 27, 2023	Jun. 15, 2022	Dec. 20, 2021	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2021	Apr. 30, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 31, 2024	Jan. 16, 2024	Dec. 22, 2021	Nov. 05, 2021	Apr. 19, 2021
Related Party Transactions [Line Items]
Common stock, par value (in Dollars per share)									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Cancellation shares of common stock (in Shares)					862,500		862,500
Common stock, description				On December 20, 2021, the Company effected a 1.1-for-1 stock dividend of its common stock
Common stock exceeds per share (in Dollars per share)											$ 12		12
Warrant price per share (in Dollars per share)													$ 11.5
Principal amount	$ 1,500,000														$ 2,500,000
Common stock price (in Dollars per share)	$ 2.22														$ 2.22
Outstanding amount									$ 1,909,796		$ 1,909,796
Convertible loans									1,500,000		1,500,000		$ 1,500,000
Administrative service fee									$ 0	$ 0	0	$ 30,000
Expenses incurred and paid											50,000		50,000
Outstanding Principal Amount		$ 1,121,815									$ 1,909,796		1,121,815
Convertible promissory note													944,118
Working capital promissory note	$ 1,500,000
Principal amount																		$ 200,000	$ 150,000
Borrowed amount													$ 200,000
Borrowed payment amount			$ 25,000
Related Party Loan [Member]
Related Party Transactions [Line Items]
Warrant conversion price (in Dollars per share)									$ 1		$ 1		$ 1
Warrant [Member]
Related Party Transactions [Line Items]
Warrant price per share (in Dollars per share)																	$ 11.5
Common stock price (in Dollars per share)									$ 11.5		$ 11.5
Minimum [Member]
Related Party Transactions [Line Items]
Number of trading days											20 days
Maximum [Member]
Related Party Transactions [Line Items]
Number of trading days											30 days
Business Combination [Member]
Related Party Transactions [Line Items]
Business combination											$ 320,717
Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate purchase price						$ 25,000		$ 25,000
Price per share (in Dollars per share)						$ 0.005		$ 0.005
Sponsor amount		$ 1,200,000
Borrowed amount													$ 4,841
Sponsor [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Warrant price per share (in Dollars per share)		$ 1
Related Party [Member]
Related Party Transactions [Line Items]
Convertible promissory note									$ 1,591,380		1,591,380		944,118
Due to related party													50,000	25,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate purchase price						$ 25,000		$ 25,000
Price per share (in Dollars per share)						$ 0.005		$ 0.005
Aggregate shares (in Shares)						5,175,000		5,175,000
Common stock, par value (in Dollars per share)						$ 0.0001		$ 0.0001
Aggregate number of shares owned (in Shares)				4,743,750
Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Expenses per month											$ 5,000		5,000
Expenses incurred and paid													$ 30,000	$ 63,387
Subsequent Event [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)																$ 2
Working capital promissory note	$ 1,500,000
Common stock price (in Dollars per share)	$ 2.22
Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, description				On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)																	$ 10
Forfeiture shares (in Shares)											618,750		618,750